Stock Incentive Plan (Details) - Schedule of operations and comprehensive loss - SoundHound, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2008
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenues			$ 41
Research and development	$ 2,955	$ 2,410	2,221
Sales and marketing			201
General and administrative			865
Total			$ 3,328	$ 5,897